Harbor Small Cap Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Small Cap Growth Fund		Institutional Class	Retirement Class	Administrative Class	Investor Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none	0.25%	0.25%
Other Expenses	[1]	0.12%	0.04%	0.12%	0.24%
Total Annual Fund Operating Expenses	[1]	0.87%	0.79%	1.12%	1.24%
[1]	Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Small Cap Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	89	278	482	1,073
Retirement Class	81	252	439	978
Administrative Class	114	356	617	1,363
Investor Class	126	393	681	1,500

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 83%.

Principal Investment Strategy

The Fund invests primarily in equity securities, principally common and preferred stocks of small cap companies. The Fund defines small cap companies as those with market capitalizations that fall within the range of the Russell 2000® Growth Index, provided that if the upper end of the capitalization range of that Index falls below $2.5 billion, the Fund will continue to define those companies with market capitalizations between the upper end of the range of the Index and $2.5 billion as small cap companies. As of December 31, 2017, the range of the Index was $4 million to $9.4 billion, but it is expected to change frequently.

The Subadviser uses a bottom-up process to identify companies that meet the Subadviser's strict fundamental criteria and then performs a qualitative review on each identified company to select companies for inclusion in the Fund's portfolio. Sector allocations are the outcome of the Subadviser's bottom-up investment process. The Subadviser's research may include personal interviews and other contact with company management.

In selecting stocks for the Fund's portfolio, the Subadviser looks for companies that it believes possess the following characteristics:

  Accelerating earnings growth
  Strong balance sheets
  Attractive valuations as measured by price/earnings to growth ratios

In addition, the Subadviser prefers companies that it believes possess the following qualitative characteristics:

  Superior company management
  Significant insider ownership
  Unique market positions and broad market opportunities
  Solid financial controls and accounting processes

Under normal market conditions, the Fund expects to invest in approximately 60 to 80 companies with at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of small cap equity securities.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Small Cap Risk: The Fund's performance may be more volatile because it invests primarily in issuers that are smaller companies. Smaller companies may have limited product lines, markets and financial resources. Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, small cap stocks may fall out of favor relative to mid or large cap stocks, which may cause the Fund to underperform other equity funds that focus on mid or large cap stocks.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	19.58%	Q2 2009
Worst Quarter	-26.85%	Q4 2008

Average Annual Total Returns — As of December 31, 2017
Average Annual Total Returns - Harbor Small Cap Growth Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		24.60%	15.41%	9.05%	8.94%	Nov. 01, 2000
Institutional Class | After Taxes on Distributions		21.60%	12.47%	7.34%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		15.90%	11.71%	7.02%
Retirement Class	[1]	24.75%	15.46%	9.08%	8.95%	Mar. 01, 2016
Administrative Class		23.93%	15.04%	8.76%	10.96%	Nov. 01, 2002
Investor Class		24.19%	14.97%	8.64%	10.82%	Nov. 01, 2002
Russell 2000® Growth (reflects no deduction for fees, expenses or taxes)	[2]	22.17%	15.21%	9.19%	6.27%
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.